1. Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 1 - Business

RestorGenex is a specialty biopharmaceutical company initially focused on developing products for dermatology, ophthalmology and women’s health. On March 7, 2014, the Company effected a reverse stock split 1 to 100 with respect to its Common Stock and the Company changed its corporate name from Stratus Media Group, Inc. to RestorGenex Corporation. All stock numbers herein are post reverse split.

On March 14, 2008, pursuant to an Agreement and Plan of Merger dated August 20, 2007 between Feris International, Inc. (“Feris”) and Pro Sports & Entertainment, Inc. (“PSEI”), Feris issued 495,000 shares of its common stock for all issued and outstanding shares of PSEI, resulting in PSEI becoming a wholly-owned subsidiary of Feris and the surviving entity for accounting purposes (“Reverse Merger”). In July 2008, Feris’ corporate name was changed to Stratus Media Group, Inc. (“Company,” “Stratus,” or “SMDI”). PSEI, a California corporation, was organized on November 23, 1998.

In June 2011, the Company acquired shares of Series A Convertible Preferred Stock of ProElite, Inc., a New Jersey corporation (“ProElite” or “PEI”), that organized and promoted mixed martial arts (“MMA”) matches. These holdings of Series A Convertible Preferred Stock provide the Company voting rights on an as-converted basis equivalent to a 95% ownership in ProElite. The Company suspended operations of ProElite effective June 30, 2013. Following the repositioning of the Company as a specialty biopharmaceutical company, the Company’s Board of Directors voted to discontinue operations of ProElite effective March 31, 2014.

Effective September 30, 2013, Stratus entered into an Agreement and Plan of Merger with Canterbury Acquisition LLC, a wholly owned subsidiary of the Company, Hygeia Acquisition, Inc., a wholly-owned subsidiary of the Company, Canterbury Laboratories, LLC (“Canterbury”), Hygeia Therapeutics, Inc. (“Hygeia”) and Yael Schwartz, Ph.D., as Holder Representative, pursuant to which Stratus acquired all of the capital stock of Canterbury and Hygeia (the “Mergers”) with Canterbury and Hygeia becoming wholly-owned subsidiaries of Stratus. The consideration for the Mergers was the issuance by Stratus of an aggregate of 1,150,116 restricted shares of Stratus common stock issued to the stakeholders of Canterbury and Hygeia. Closing of the Mergers occurred on November 18, 2013. For the three months ended March 31, 2014, there were no revenues associated with Canterbury and Hygeia. For the three months ended March 31, 2014, expenses associated with Canterbury and Hygeia were approximately $185,000.

Canterbury and Hygeia (the “Canterbury Group”) are related companies engaged in the development of pharmaceuticals and cosmeceuticals (cosmetic products with “drug-like” benefits) which, depending on the specific product involved, may treat acne, hirsutism (unwanted hair) and alopecia (thinning hair) and that may revitalize hormonally-aged skin and hair in women over the age of 45. The Canterbury Group has an exclusive license with Yale University to develop and market 23 synthetic estrogenic ingredients for the treatment of aging skin and four classes of anti-androgenic ingredients for hair loss, excess facial hair, seborrhea and acne. The license from Yale covers 24 patent-protected compounds under U.S. Patent 7,015,211 “Estradiol 15-α-Carboxylic Acid Esters as Locally Active Estrogens,” U.S. Patent 6,476,012 “Estradiol 16-alpha Carboxylic Acid Esters as Locally Active Estrogens” and U.S. Patent 8,552,061 “Locally active "soft" antiandrogens” (“Yale Patents”).

The acquisition of the Canterbury Group was a step in the implementation of the Company’s plan to reposition itself as a specialty biopharmaceutical company. The total consideration for the acquisition of the Canterbury Group was $12,421,249 for 1,150,116 shares of common stock at the market value of $10.80 as of the execution of the Merger Agreements on September 30, 2013. Based on the third-party valuation of the Yale Patents of $7,779,000, $4,642,249 of the purchase price was initially allocated to goodwill, which is not tax deductible. The value of the Yale Patents at the time of purchase was $132,571 as reflected on the books of Canterbury, giving rise to an adjustment of $7,646,429 to the Company for the $7,779,000 allocated to the Yale Patents at the time of acquisition less the $132,571 on the books of Canterbury. When tax effected at a combined U.S. Federal and California tax rate of 40%, the net result of this adjustment is a deferred tax liability of $3,000,576. Total goodwill of $7,642,825 as of December 31, 2013 consisted of the $4,642,249 initial allocation of the purchase price plus the deferred tax liability of $3,000,576. For the three months ended March 31, 2014, expenses for Canterbury and Hygeia of approximately $184,000 were included in the consolidated loss of $1,376,137. There were no revenues for Canterbury and Hygeia for the three months ended March 31, 2014.

Hygeia, a Delaware Corporation based in Holden, Massachusetts, was incorporated in November 2005 and was formerly known as Orcas Therapeutics, Inc. Canterbury is a Delaware Limited Liability Company that was formed in October 2011 and began operations in February 22, 2012. Initially, Canterbury was a wholly-owned subsidiary of Hygeia and shareholders of Hygeia owned 94% of Canterbury at the time of the Mergers

On March 3, 2014, the Company entered into an Agreement and Plan of Merger with Paloma Acquisition, Inc., a wholly owned subsidiary of the Company, Paloma Pharmaceuticals, Inc. (“Paloma”) and David Sherris, Ph.D., as founding stockholder and Holder Representative pursuant to which the Company agreed to acquire all of the capital stock of Paloma with Paloma becoming a wholly owned subsidiary of the Company. On March 28, 2014, the merger with Paloma was closed and the Company issued an aggregate of 2,500,000 common shares to all the holders of Paloma Common Stock and its derivative securities and assumed promissory notes of Paloma in the aggregate amount (principal and interest) of approximately $1,151,315 to be paid on the first anniversary of the closing of the Paloma merger. The 2,500,000 shares were valued at $2.50 per share, which was the closing market price of the Company’s common stock on March 3, 2014, resulting in $6,250,000 of stock consideration, for a total consideration of $7,401,315. Of this total consideration, 30%, or $2,220,395, was allocated to intangible assets based on management’s preliminary assessment. The excess of the purchase consideration over the fair value of the assets and liabilities acquired of $5,180,920 was initially allocated to goodwill. The Company is planning to have a third-party valuation of the intangible assets and when that valuation is completed the allocation to intangibles may change. These intangible assets had a value of $763,131 on Paloma’s books, resulting in an adjustment of $1,457,082. When tax effected at a combined U.S. Federal and California tax rate of 40%, the net result of this adjustment is a deferred tax liability of $582,833. Total goodwill of $5,763,753 as of March 31, 2014 consists of the $5,180,920 initial allocation of the purchase price, plus the deferred tax liability of $582,833. Since Paloma was acquired at the end of the quarter, there were no expenses for Paloma included in the consolidated loss. There were no revenues for Paloma for the three months ended March 31, 2014.

Also on March 3, 2014, the Company entered into an Agreement and Plan of Merger with VasculoMedics Acquisition, Inc., a wholly owned subsidiary of the Company, VasculoMedics, Inc. (“VasculoMedics”) and Dr. Sherris pursuant to which the Company agreed to acquire all of the capital stock of VasculoMedics with VasculoMedics becoming a wholly owned subsidiary of the Company. The VasculoMedics Merger was concurrently closed with and as a condition to the closing of the Paloma Merger on March 28, 2013, with the Company issuing an aggregate of 220,000 post-reverse stock split common shares to the VasculoMedics stockholders. These shares, valued at $2.50 per share, which was the closing price of the Company’s common stock on March 3, 2014, results in $550,000 of consideration, all of which was allocated to goodwill. Since VasculoMedics was acquired at the end of the quarter, there were no expenses for VasculoMedics included in the consolidated loss. There were no revenues for VasculoMedics for the three months ended March 31, 2014. The Mergers with Paloma and VasculoMedics were completed as part of the Company’s plan to reposition itself as a specialty biopharmaceutical company.

Both Paloma and VasculoMedics are Delaware corporations and are based in Jamaica Plain, Massachusetts. Paloma was founded in January 2005 and VasculoMedics was founded in November 2007. At the time of the Mergers, Dr. David Sherris, the founder and Chief Executive Officer (“CEO”) of both companies, owned 56% of the outstanding stock of Paloma at the time of the Mergers and 89% of the outstanding stock of VasculoMedics, with Paloma owning the other 11%. For accounting purposes Paloma and VasculoMedics are considered to be under common control.

Paloma has developed a non-steroidal, synthetic, small molecule drug library for dermatology (psoriasis, atopic dermatitis, rosacea, actinic keratosis, keloid and hypertrophic scarring, Dupuytren’s disease, bullous blistering diseases), ocular disease, cancer, pulmonary fibrosis, CNS (Huntington’s disease and infantile spasm, a form of childhood epilepsy), biodefense and anti-viral application. The lead product, P529, targets and inhibits the PI3K/Akt/mTOR signal transduction pathway, specifically as a first-in-class allosteric, dual TORC1/TORC2 dissociative inhibitor.

VasculoMedics was founded as a platform epigenetic company to develop orally available small molecular inhibitors of zinc finger transcription factors. Zinc finger transcription factors are a subset of transcription factors utilizing zinc at its core for activity. Transcription factors are proteins that bind to specific parts of DNA that control the transfer of genetic information from DNA to RNA. RNA in turn directs the protein making machinery to manufacture one or more proteins controlled by the transcription factor. Hence, by inhibition of a transcription factor, one can specifically inhibit the synthesis of one or more proteins controlled by the particular transcription factor. Many diseases can be linked to the activation of particular proteins whose synthesis is controlled by transcription factors. Inhibition of such transcription factors could then be able to control disease pathology.

On March 14, 2008, pursuant to an Agreement and Plan of Merger dated August 20, 2007 between Feris International, Inc. (“Feris”) and Pro Sports & Entertainment, Inc. (“PSEI”), Feris issued 49,500,000 shares of its common stock for all issued and outstanding shares of PSEI, resulting in PSEI becoming a wholly-owned subsidiary of Feris and the surviving entity for accounting purposes (“Reverse Merger”). In July 2008, Feris’ corporate name was changed to Stratus Media Group, Inc. (“Company,” “Stratus,” or “SMDI”). PSEI, a California corporation, was organized on November 23, 1998. PSEI acquired the business of Stratus White, LLC (“Stratus White”) in August 2005.

In June 2011, the Company acquired shares of Series A Convertible Preferred Stock of ProElite, Inc., a New Jersey corporation (“ProElite” or “PEI”), that organized and promoted mixed martial arts (“MMA”) matches. These holdings of Series A Convertible Preferred Stock provide the Company voting rights on an as-converted basis equivalent to a 95% ownership in ProElite.

On March 7, 2014, the Company effected a reverse stock split 100 to 1 with respect to its Common Stock and the Company changed its corporate name from Stratus Media Group, Inc. to RestorGenex Corporation, a biopharmaceutical company. All stock numbers herein are post reverse split.

Effective September 30, 2013, Stratus entered into an Agreement and Plan of Merger with Canterbury Acquisition LLC, a wholly owned subsidiary of the Company, Hygeia Acquisition, Inc., a wholly-owned subsidiary of the Company, Canterbury Laboratories, LLC (“Canterbury”), Hygeia Therapeutics, Inc. (“Hygeia”) and Yael Schwartz, Ph.D., as Holder Representative, pursuant to which Stratus will acquire all of the capital stock of Canterbury and Hygeia (the “Mergers”) with Canterbury and Hygeia becoming wholly-owned subsidiaries of Stratus. The consideration for the Mergers was the issuance by Stratus of an aggregate of 1,150,116 restricted shares of Stratus common stock issued to the stakeholders of Canterbury and Hygeia. Closing of the Mergers occurred on November 18, 2013 and is subject to rescission if Stratus has not raised $7.5 million or more in gross financing proceeds by April 30, 2014.

Canterbury and Hygeia (the “Canterbury Group”) are related companies engaged in the development of cosmeceuticals that revitalize hormonally-aged skin and hair in women over the age of 45. Cosmeceuticals are the latest addition to the health industry and are sometimes described as cosmetic products with “drug-like benefits.” Generally, cosmeceuticals are products sold over-the-counter, without the regulatory requirement of FDA approval. The Canterbury Group has an exclusive license with Yale University to develop and market 23 synthetic estrogenic ingredients for the treatment of aging skin and four classes of anti-androgenic ingredients for hair loss, excess facial hair, seborrhea and acne. The license from Yale covers 24 patent-protected compounds under U.S. Patent 7,015,211“Estradiol 15-α-Carboxylic Acid Esters as Locally Active Estrogens,” U.S. Patent 6,476,012“Estradiol 16-alpha Carboxylic Acid Esters as Locally Active Estrogens” and U.S. Patent 8,552,061 “Locally active "soft" antiandrogens” (“Yale Patents”).

The acquisition of Canterbury and Hygeia was the first step in the Company’s plan to reposition itself as a life sciences company. The total consideration was $12,421,249 for 1,150,116 shares of common stock at the market value of $10.80 as of the execution of the Merger Agreements on September 30, 2013. Based on the valuation of the Yale Patents of $7,779,000, $4,642,249 of the purchase price was allocated to goodwill, which is not tax deductible. The book value of the Yale Patents at the time of purchase was $132,571, giving rise to a gain of $7,646,429. When tax effected at a combined U.S. Federal and California tax rate, the net result of this gain is a deferred tax liability of $3,058,572. Total goodwill of $7,642,825 as of December 31, 2013 consists of the $4,642,249 initial allocation of the purchase price, plus the deferred tax liability of $3,000,576 plus net assets acquired of $190,567. For 2013, additional expenses for Canterbury and Hygeia of $138,320 after the Mergers were included in the consolidated loss attributable to RestorGenex shareholders for 2013 of $2,635,975 and there were no revenues for Canterbury and Hygeia following the Mergers.

Hygeia is a Delaware Corporation, based in Holden, Massachusetts was incorporated in November 2005 and was formerly known as Orcas Therapeutics, Inc. Canterbury is a Delaware Limited Liability Company that was formed in October 2011 and began operations in February 22, 2012. Initially, Canterbury was a wholly-owned subsidiary of Hygeia and shareholders of Hygeia currently own 94% of Canterbury.

On March 3, 2014, the Company entered into an Agreement and Plan of Merger with Paloma Acquisition, Inc., a wholly owned subsidiary of the Company, Paloma Pharmaceuticals, Inc. (“Paloma”) and David Sherris, Ph.D., as founding stockholder and Holder Representative pursuant to which the Company agreed to acquire all of the capital stock of Paloma with Paloma becoming a wholly owned subsidiary of the Company. On March 28, 2014, the merger with Paloma was closed and the Company issued an aggregate of 2,500,000 post-reverse stock split common shares to the holders of Paloma Common Stock and its derivative securities and assumed promissory notes of Paloma in the aggregate amount (principal and interest) currently of approximately $1,130,500 to be paid on the first anniversary of the closing of the Paloma merger. The merger with Paloma is subject to rescission if the Company has not raised gross proceeds of at least $7.5 million by May 27, 2014.

Also on March 3, 2014, the Company entered into an Agreement and Plan of Merger with VasculoMedics Acquisition, Inc., a wholly owned subsidiary of the Company, VasculoMedics, Inc. (“VasculoMedics”) and Dr. Sherris pursuant to which the Company agreed to acquire all of the capital stock of VasculoMedics with VasculoMedics becoming a wholly owned subsidiary of the Company. The VasculoMedics Merger was concurrently closed with and as a condition to the closing of the Paloma Merger on March 28, 2013, with the Company issuing an aggregate of 220,000 post-reverse stock split common shares to the VasculoMedics stockholders.

Both Paloma and Vasculomedics are Delaware corporations and both are based in Jamaica Plain, Massachusetts. Paloma was founded in January 2005 and VasculoMedics was founded in November 2007.

Paloma has developed a non-steroidal, synthetic, small molecule drug library for dermatology (psoriasis, atopic dermatitis, rosacea, actinic keratosis, keloid and hypertrophic scarring, Dupuytren’s disease, bullous blistering diseases), ocular disease, cancer, pulmonary fibrosis, CNS (Huntington’s disease and infantile spasm, a form of childhood epilepsy), biodefense and anti-viral application. The lead product, P529, targets and inhibits the PI3K/Akt/mTOR signal transduction pathway, specifically as a first-in-class allosteric, dual TORC1/TORC2 dissociative inhibitor.

VasculoMedics was founded as a platform epigenetic company to develop orally available small molecular inhibitors of zinc finger transcription factors. Zinc finger transcription factors are a subset of transcription factors utilizing zinc at its core for activity. Transcription factors are proteins that bind to specific parts of DNA that control the transfer of genetic information from DNA to RNA. RNA in turn directs the protein making machinery to manufacture one or more proteins controlled by the transcription factor. Hence, by inhibition of a transcription factor, one can specifically inhibit the synthesis of one or more proteins controlled by the particular transcription factor. Many diseases can be linked to the activation of particular proteins whose synthesis is controlled by transcription factors. Inhibition of such transcription factors could then be able to control disease pathology.